October 16, 2013

ATTORNEYS AT LAW

777 East Wisconsin Avenue, Suite 3800

Milwaukee, Wisconsin 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com Email

CLIENT/MATTER NUMBER

068916-0116

Via EDGAR

United States

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Leuthold Funds, Inc. (File No. 811-09094) and Form N-14 (File No. 333-191188)

Ladies and Gentlemen:

On behalf of Leuthold Funds, Inc., a Maryland corporation (the “Company”), we are transmitting for filing Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, File No. 333-191188 (the “Registration Statement”). The Registration Statement contains a Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities of the Leuthold Asset Allocation Fund, a series of the Company, by the Leuthold Core Investment Fund, another series of the Company. The Acquisition does not require shareholder approval, and the Company is not asking for a proxy in connection with the Acquisition, as explained in the initial transmittal letter.

In connection with the filing of Pre-Effective Amendment No. 1 to the Registration Statement, the Company will request effectiveness of the registration statement on October 17, 2013, pursuant to an acceleration request.

This filing is being effected by direct transmission to the EDGAR System.

Please contact the undersigned at (414) 297-5596 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Boston Brussels CHICAGO Detroit	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.